Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT VARIABLE SERIES INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement [Text Block]	cvsi2_SupplementTextBlock
SUPPLEMENT TO

CALVERT VP SRI STRATEGIC PORTFOLIO

Calvert Variable Products ("VP") Portfolios Prospectus
dated April 30, 2012

Summary Prospectus for Calvert VP SRI Strategic Portfolio
dated April 30, 2012

Date of Supplement: December 13, 2012

Accordingly, the following sections in the Prospectus and/or Summary Prospectus are hereby revised as indicated, effective immediately:

Under “Investments, Risks and Performance – Principal Investment Strategies” on page 11 of the Prospectus and page 1 of the Summary Prospectus, all of the text in that section is deleted and replaced by the following text:

The Portfolio employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors, using quantitative, fundamental, and macroeconomic insights that are designed to identify stocks with the greatest potential to outperform the market. Insights from this stock selection process are enhanced by the Advisor’s fundamental investment research, which seeks to add value by integrating traditional fundamental investment analysis with the Advisor’s proprietary views on critical environmental, sustainability and governance issues. The portfolio construction process seeks to maximize the benefit of these insights while controlling the Portfolio’s risk profile relative to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, and minimizing transaction costs. The Portfolio may sell a security when it no longer appears attractive under this process or if it contributes disproportionately to portfolio risk.

The Portfolio will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Portfolio defines large-cap companies as those within the range of market capitalizations of the S&P 500 Index. The S&P 500 Index is an unmanaged index of common stocks comprised of 500 large capitalization common stocks of U.S. companies that aims to include the top 75% of the value of the domestic equity markets. As of December 31, 2011, the market capitalization of the S&P 500 Index companies ranged from $1.6 billion to $406 billion with a weighted median level of $51.2 billion and a weighted average level of $96.4 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

Although primarily investing in large-cap U.S. companies, the Portfolio may also invest in mid-cap and small-cap companies. The Portfolio may not invest more than 25% of its net assets in foreign securities. The Advisor rebalances the Portfolio as market conditions warrant while attempting to minimize transaction costs and adhere to its long-term investment objective.
Calvert VP SRI Strategic Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvsi2_SupplementTextBlock
SUPPLEMENT TO

CALVERT VP SRI STRATEGIC PORTFOLIO

Calvert Variable Products ("VP") Portfolios Prospectus
dated April 30, 2012

Summary Prospectus for Calvert VP SRI Strategic Portfolio
dated April 30, 2012

Date of Supplement: December 13, 2012

Accordingly, the following sections in the Prospectus and/or Summary Prospectus are hereby revised as indicated, effective immediately:

Under “Investments, Risks and Performance – Principal Investment Strategies” on page 11 of the Prospectus and page 1 of the Summary Prospectus, all of the text in that section is deleted and replaced by the following text:

The Portfolio employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors, using quantitative, fundamental, and macroeconomic insights that are designed to identify stocks with the greatest potential to outperform the market. Insights from this stock selection process are enhanced by the Advisor’s fundamental investment research, which seeks to add value by integrating traditional fundamental investment analysis with the Advisor’s proprietary views on critical environmental, sustainability and governance issues. The portfolio construction process seeks to maximize the benefit of these insights while controlling the Portfolio’s risk profile relative to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, and minimizing transaction costs. The Portfolio may sell a security when it no longer appears attractive under this process or if it contributes disproportionately to portfolio risk.

The Portfolio will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Portfolio defines large-cap companies as those within the range of market capitalizations of the S&P 500 Index. The S&P 500 Index is an unmanaged index of common stocks comprised of 500 large capitalization common stocks of U.S. companies that aims to include the top 75% of the value of the domestic equity markets. As of December 31, 2011, the market capitalization of the S&P 500 Index companies ranged from $1.6 billion to $406 billion with a weighted median level of $51.2 billion and a weighted average level of $96.4 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

Although primarily investing in large-cap U.S. companies, the Portfolio may also invest in mid-cap and small-cap companies. The Portfolio may not invest more than 25% of its net assets in foreign securities. The Advisor rebalances the Portfolio as market conditions warrant while attempting to minimize transaction costs and adhere to its long-term investment objective.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors, using quantitative, fundamental, and macroeconomic insights that are designed to identify stocks with the greatest potential to outperform the market. Insights from this stock selection process are enhanced by the Advisor’s fundamental investment research, which seeks to add value by integrating traditional fundamental investment analysis with the Advisor’s proprietary views on critical environmental, sustainability and governance issues. The portfolio construction process seeks to maximize the benefit of these insights while controlling the Portfolio’s risk profile relative to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, and minimizing transaction costs. The Portfolio may sell a security when it no longer appears attractive under this process or if it contributes disproportionately to portfolio risk.

The Portfolio will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Portfolio defines large-cap companies as those within the range of market capitalizations of the S&P 500 Index. The S&P 500 Index is an unmanaged index of common stocks comprised of 500 large capitalization common stocks of U.S. companies that aims to include the top 75% of the value of the domestic equity markets. As of December 31, 2011, the market capitalization of the S&P 500 Index companies ranged from $1.6 billion to $406 billion with a weighted median level of $51.2 billion and a weighted average level of $96.4 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

Although primarily investing in large-cap U.S. companies, the Portfolio may also invest in mid-cap and small-cap companies. The Portfolio may not invest more than 25% of its net assets in foreign securities. The Advisor rebalances the Portfolio as market conditions warrant while attempting to minimize transaction costs and adhere to its long-term investment objective.